DEFERRED TAX ASSETS	12 Months Ended
Dec. 31, 2018
DEFERRED TAX ASSETS
DEFERRED TAX ASSETS

24.    DEFERRED TAX ASSETS

The principal components of the deferred income tax assets and liabilities are as follows:

		Fair value change of	Unrealized gain on	Depreciation of
	Tax losses	financial instruments	inter-group sales	solar parks	Total
	Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD
At January 1, 2017	864	917	10,456	(2,986)	9,251
Deferred tax assets	864	917	10,456	(2,656)	9,581
Deferred tax liabilities	—	—	—	330	330
Credit (charge) to profit or loss	286	11,325	(1,843)	1,668	11,436
Exchange differences	1	41	(7)	(6)	29
At December 31, 2017	1,151	12,283	8,606	(1,324)	20,716
Deferred tax assets	1,151	12,283	8,606	1,460	23,500
Deferred tax liabilities	—	—	—	2,784	2,784
Credit (charge) to profit or loss	(377)	5,226	1,772	1,393	8,014
Reclassified to held-for-sale	—	—	—	186	186
Exchange differences	28	213	216	(150)	307
At December 31, 2018	802	17,722	10,594	105	29,223
Deferred tax assets	802	17,722	10,594	3,264	32,382
Deferred tax liabilities	—	—	—	3,159	3,159

As at December 31, 2018, unrecognized deferred tax assets amount to 81.1 million and 17.7 million, which can be carried forward indefinitely and up to a specified period, respectively. These relate primarily to business losses, depreciation carry forwards and other deductible temporary differences. The deferred tax asset has not been recognized on the basis that its recovery is not probable in the foreseeable future.

Unrecognized deferred tax assets expire unutilized based on the year of origination as follows:

2018.12.31	In millions
2019	0.31
2020	0.08
2021	0.22
2022	2.97
2023	2.42
Thereafter	11.70